DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Derivative Liability And Fair Value Measurements
Derivative Liability and Fair Value Measurements
Note 3: Derivative Liabilities and Fair Value Measurements

   Accounting Standards Codification (“ASC”) 815 - Derivatives and Hedging provides guidance to determine what types of instruments, or embedded features in an instrument, are considered derivatives. This guidance can affect the accounting for convertible instruments that contain provisions to protect holders from a decline in the stock price, referred to as anti-dilution or down-round protection. Down-round provisions reduce the exercise price of a convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new convertible instruments that have a lower exercise price. The Company has determined that the conversion feature liability, warrant liability and related down-round provisions on the Gemini Notes II and Secured Notes should be treated as derivatives.  The Company is required to report the conversion feature derivative, down-round protection derivative, warant derivative, and warrant down-round protection derivative resulting from the anti-dilution provision at fair value and record the fluctuations in fair value in current operations.

      The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company values its financial assets and liabilities on a recurring basis and certain nonfinancial assets and nonfinancial liabilities on a nonrecurring basis based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy that prioritizes observable and unobservable inputs is used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:
Observable inputs other that Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in inactive markets; or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) to develop its assumptions for determining the fair value of the conversion and anti-dilution features of the Gemini Note II, Secured Notes and Warrants.  Key assumptions at June 26, 2013 for the Gemini Note II include a volatility factor of 50.0%, a dividend yield of 0%, expected life of .04 years and a risk free interest rate of 0.02%.

        The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note II dated June 11, 2012 note to be $169,455 and $23,909, respectfully. The fair value of the embedded conversion and anti-dilution features were $162,456 and $50,545 at March 31, 2013, respectively.    The fair value of the conversion feature at the exchange date of June 26, 2013 of $100,819 and the fair value of the anti-dilution feature for the same date of $10,000 were settled as part of the modification of the Gemini Note II in conjunction with the June 26, 2013 private placement financing transaction.  The gain on the conversion feature derivative is $61,637 and the gain on the down-round protection derivative is $40,545 for the three months ended June 30, 2013.

Key assumptions at June 30, 2013 for the Secured Notes include a volatility factor of 83.4%, a dividend yield of 0%, expected life of .5 years and a risk free interest rate of 0.10%.

The Company estimated the original fair value of the embedded conversion feature derivative of the Secured Notes to be $0.2248 per share and the down-round protection derivative for the same notes is estimated at $0.0493. The number of potential conversion shares for the Secured Notes is 13,004,316. The original value and carrying value of the conversion feature derivative at June 30, 2013 was $2,923,370 and the carrying value of the down-round protection derivative for the same date was $641,113.

Key assumptions at June 30, 2013 for the Warrants discussed in Note 2 include a volatility factor of 139.6%, a dividend yield of 0%, expected life of 5 years and a risk free interest rate of 1.41%.

The Company estimated the original fair value of the Warrants, including call options, to be $0.1370 per share and the down-round protection derivative for the same warrants is estimated at $0.0706. The number of Warrants issued was 13,004,316. The original value and carrying value of the Warrants with call options at June 30, 2013 was $1,781,592 and the carrying value of the down-round protection derivative for the same date was $616,688. The down-round protection derivative was calculated as $918,105, but limited due to the total discount related to the Secured Notes exceeding the principal balance if the full value of the down-round protection derivative was recorded.

The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Down-round	Convertible Feature	Warrant	Warrant Down-round
	Protection Derivative	Derivative	Derivative	Protection Derivative	Total

Balance, March 31, 2013	$(50,545)	$(162,456)	$—	—	$(213,001)
Net Change in Fair Value	40,545	61,637	—	—	102,182
Settlement Through Modification of Gemini Note II	10,000	100,819	—	—	110,819
Fair Value at Issuance of Secured Notes	(641,113)	(2,923,370)	(1,781,592)	(616,688)	(5,962,763)

Balance at 6/30/2013	$(641,113)	$(2,923,370)	$(1,781,592)	$(616,688)	$(5,962,763)

The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair values includes various assumptions about future activities and stock price and historical volatility inputs.

The following table describes the valuation techniques used to calculate fair values for assets in Level 3.  There were no changes in the valuation techniques during the quarter ended June 30, 2013.

	Fair Value at	Valuation
	6/30/2013	Technique	Unobservable Input	Range

Conversion Feature Derivative and Down-round Protection Derivative (combined)
	$3,564,483	Binomial Option Pricing Model	Probability of common stock issuance at prices less than conversion prices stated in agreements	5%-65%

Warrant Derivative and Warrant Down-round Protection Derivative (combined)	$2,488,280	Binomial Option Pricing Model	Probability of common stock issuance at prices less than exercise prices stated in agreements	5%-50%

Significant unobservable inputs for the derivative liabilities include the estimated probability of the occurrence of a down‐round financing during the term over which the related debt and warrants are convertible or exercisable and the estimated magnitude of the down‐round. These estimates which are unobservable in the market were utilized to value the anti-dilution features of the convertible debt and warrants as of June 30, 2013.

NOTE 8:                      DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

Accounting Standards Codification (ASC) 815 - Derivatives and Hedging provides guidance to determine what types of instruments, or embedded features in an instrument, are considered derivatives. This guidance can affect the accounting for convertible instruments that contain provisions to protect holders from a decline in the stock price, or down-round provisions. Down-round provisions reduce the exercise price of a convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new convertible instruments that have a lower exercise price. We have determined that the conversion feature with the down-round provision on the Gemini notes should be treated as a derivative liability. The Company is required to report the conversion feature liability and the derivative liability resulting from the down-round provision at fair value and record the fluctuation of the fair value in current operations.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company values its financial assets and liabilities on a recurring basis and certain nonfinancial assets and nonfinancial liabilities on a nonrecurring basis based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy that prioritizes observable and unobservable inputs is used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:
Observable inputs other that Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in inactive markets; or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (BOPM) to develop its assumptions for determining the fair value of the conversion and anti-dilution features of the Gemini note. Key assumptions at March 31, 2013 for the June 11, 2012 note include a volatility factor of 92.1%, a discount rate of 1, a dividend yield of 0%, expected life of .28 years and a risk free interest rate of .07%.

The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note dated April 2, 2012 note to be $287,600 and $58,800, respectively. The loss on the convertible feature liability is $1,397,291 and the loss on the derivative liability is $96,309.  As disclosed in Note 7, the note was converted to common stock during the quarter ended December 31, 2012.

The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note II dated June 11, 2012 note to be $169,455 and $23,909, respectfully.  The gain on the convertible feature liability is $7,000 and the loss on the derivative liability is $26,636 for the year ended March 31, 2013.  The carrying value of the conversion feature at March 31, 2013 is $162,456 and the carrying value of the anti-dilution feature for the same date is $50,545.

The derivative liabilities and conversion feature liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair values includes various assumptions about future activities and stock price and historical volatility as inputs.

Significant unobservable inputs for the derivative and conversion feature liabilities include the estimated probability of the occurrence of a down-round financing during the term over which the related debt is convertible and the estimated magnitude of the down-round.   These estimates which are unobservable in the market were utilized to value the anti-dilution features of the convertible debt as of March 31, 2013.

The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Derivative Liability	Convertible Feature Liability	Total
Balance, April 1, 2012	$—	—	—
Fair Value at Issuance	82,709	457,055	539,764
Net Change in Fair Value	122,945	1,390,292	1,513,237
Conversion of Debt	(155,109)	(1,684,891)	(1,840,000)
Balance, March 31, 2013	$50,545	$162,456	$213,001